Collateral receivables and collateral payables (Tables)	12 Months Ended
Dec. 31, 2025
Collateral receivables and collateral payables
Summary of collateral receivables and collateral payables

Collateral receivables

	As of
	January 1,	As of December 31,
	2024	2024	2025

BTC	—	2,289	—
ETH	—	—	124
USDC	—	12,125	2,936
USDT	—	—	347
	—	14,414	3,407

Collateral payables

	As of
	January 1,	As of December 31,
	2024	2024	2025

BTC	—	2,289	—
ETH	—	—	1,487
USDC	—	12,125	7,164
USDT	—	—	2,290
	—	14,414	10,941